PENSION PLANS AND RETIREE BENEFITS (Summary of Amounts Recorded in Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Past service cost	$ (0.5)	$ (0.4)
Net actuarial loss	(19.4)	(13.9)
Recognized in AOCI pre-tax	(19.9)	(14.3)
Increase (decrease) by the amount included in deferred tax liabilities	4.6	3.9
Net amount in AOCI after-tax	(15.3)	(10.4)
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Past service cost	0.4
Net actuarial loss	(5.5)	(1.3)
Recognized in AOCI pre-tax	(5.1)	(1.3)
Increase (decrease) by the amount included in deferred tax liabilities	1.4	0.3
Net amount in AOCI after-tax	(3.7)	(1.0)
Canada [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Past service cost	(0.3)	(0.4)
Net actuarial loss	(8.7)	(13.9)
Recognized in AOCI pre-tax	(9.0)	(14.3)
Increase (decrease) by the amount included in deferred tax liabilities	2.4	4.0
Net amount in AOCI after-tax	(6.6)	(10.3)
Canada [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Past service cost	0.4
Net actuarial loss	(0.5)	(1.3)
Recognized in AOCI pre-tax	(0.1)	(1.3)
Increase (decrease) by the amount included in deferred tax liabilities		0.3
Net amount in AOCI after-tax	(0.1)	(1.0)
United States [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Past service cost	(0.2)
Net actuarial loss	(10.7)
Recognized in AOCI pre-tax	(10.9)
Increase (decrease) by the amount included in deferred tax liabilities	2.2	(0.1)
Net amount in AOCI after-tax	(8.7)	$ (0.1)
United States [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(5.0)
Recognized in AOCI pre-tax	(5.0)
Increase (decrease) by the amount included in deferred tax liabilities	1.4
Net amount in AOCI after-tax	$ (3.6)